First Investors Life Insurance Company

[LOGO]
95 Wall Street
New York, NY 10005

May 4, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re :

First Investors Life Variable Annuity Fund D ("Registrant")
File Nos. 333-26341 and 811-08205

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), that:

(1)

The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 14 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

(2)

The text of Post-Effective Amendment No. 14 was filed electronically with the Commission.

Very truly yours ,

/s/ Joanne McIntosh

Joanne McIntosh
Senior Counsel
212 858-8265